Strategic Report - Global Banking and Markets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Profit before tax	$ 19,890,000,000	$ 17,167,000,000	$ 7,112,000,000
Impairment loss (reversal of impairment loss)	1,767,000,000	1,769,000,000	3,400,000,000
Revenue	53,780,000,000	51,445,000,000	47,966,000,000
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Profit before tax	21,719,000,000	21,133,000,000	18,906,000,000
Impairment loss (reversal of impairment loss)	1,767,000,000	1,713,000,000	2,572,000,000
Revenue	$ 53,940,000,000	51,661,000,000	49,260,000,000
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets
Disclosure of operating segments [line items]
Decrease in risk weighted assets, percent	4.00%
Increase (decrease) in revenue/net operating income, percent	1.00%
Profit before tax	$ 6,100,000,000	5,800,000,000	5,500,000,000
Increase (decrease) in profit (loss) before tax	$ 200,000,000
Increase (decrease) in profit (loss) before tax, percent	4.00%
Impairment loss (reversal of impairment loss)	$ (26,000,000)	446,000,000	461,000,000
Increase (decrease) in risk-weighted assets	(12,000,000,000)
Increase in savings from management incentives	30,000,000,000
Revenue	15,512,000,000	$ 15,285,000,000	$ 14,807,000,000
Increase (decrease) in revenue/net operating income	227,000,000
Increase (decrease) in operating expenses	$ 500,000,000
Increase (decrease) in operating expenses, percent	(5.00%)
Return on risk-weighted assets	2.10%	2.00%	1.80%
RoTE excluding significant items and UK bank levy (%)	10.50%	10.60%	10.20%
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets | Global Markets
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income, percent	(7.00%)
Revenue	$ 6,490,000,000	$ 7,009,000,000	$ 6,731,000,000
Increase (decrease) in revenue/net operating income	$ (519,000,000)
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets | – FICC
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income, percent	(8.00%)
Revenue	$ 5,271,000,000	5,714,000,000	5,720,000,000
Increase (decrease) in revenue/net operating income	$ (443,000,000)
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets | Foreign Exchange
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income, percent	15.00%
Revenue	$ 3,022,000,000	2,622,000,000	2,777,000,000
Increase (decrease) in revenue/net operating income	$ 400,000,000
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets | Rates
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income, percent	(31.00%)
Revenue	$ 1,482,000,000	2,147,000,000	2,148,000,000
Increase (decrease) in revenue/net operating income	$ (665,000,000)
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets | Credit
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income, percent	(19.00%)
Revenue	$ 767,000,000	945,000,000	795,000,000
Increase (decrease) in revenue/net operating income	$ (178,000,000)
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets | – Equities
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income, percent	(6.00%)
Revenue	$ 1,219,000,000	1,295,000,000	1,011,000,000
Increase (decrease) in revenue/net operating income	$ (76,000,000)
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets | Securities Services
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income, percent	11.00%
Revenue	$ 1,973,000,000	1,772,000,000	1,577,000,000
Increase (decrease) in revenue/net operating income	$ 201,000,000
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets | Global Banking
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income, percent	2.00%
Revenue	$ 4,115,000,000	4,048,000,000	3,819,000,000
Increase (decrease) in revenue/net operating income	$ 67,000,000
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets | Global Liquidity and Cash Management
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income, percent	20.00%
Revenue	$ 2,645,000,000	2,213,000,000	1,884,000,000
Increase (decrease) in revenue/net operating income	$ 432,000,000
Growth percentage	4.00%
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets | Global Trade and Receivables Finance
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income, percent	7.00%
Revenue	$ 809,000,000	757,000,000	689,000,000
Increase (decrease) in revenue/net operating income	$ 52,000,000
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets | Principal Investments
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income, percent	(31.00%)
Revenue	$ 224,000,000	327,000,000	221,000,000
Increase (decrease) in revenue/net operating income	$ (103,000,000)
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets | Credit and funding valuation adjustments
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income, percent	30.00%
Revenue	$ (183,000,000)	(262,000,000)	(55,000,000)
Increase (decrease) in revenue/net operating income	$ 79,000,000
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets | Other
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income, percent	3.00%
Revenue	$ (561,000,000)	(579,000,000)	(59,000,000)
Increase (decrease) in revenue/net operating income	18,000,000
Operating Segments, Including Adjustments
Disclosure of operating segments [line items]
Profit before tax	21,719,000,000	21,133,000,000	18,906,000,000
Revenue	53,940,000,000	51,661,000,000	49,260,000,000
Operating Segments, Including Adjustments | Global Banking and Markets
Disclosure of operating segments [line items]
Profit before tax	6,078,000,000	5,848,000,000	5,500,000,000
Impairment loss (reversal of impairment loss)		400,000,000
Revenue	17,986,000,000	$ 16,557,000,000	$ 17,488,000,000
Green sukuk bond | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets | Securities Services
Disclosure of operating segments [line items]
Bonds issued	$ 1,250,000,000